Cash, Cash Equivalents and Marketable Securities - Portfolio of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents, at Carrying Value [Abstract]
Amortized cost	$ 200,570	$ 158,874	$ 0
Fair value	200,570	158,874
Demand Deposits [Member]
Cash and Cash Equivalents, at Carrying Value [Abstract]
Amortized cost	74,391	3,028
Fair value	74,391	3,028
Money market funds
Cash and Cash Equivalents, at Carrying Value [Abstract]
Amortized cost	84,398	155,846
Fair value	84,398	$ 155,846
Certificates of deposit
Cash and Cash Equivalents, at Carrying Value [Abstract]
Amortized cost	4,282
Fair value	4,282
Commercial paper
Cash and Cash Equivalents, at Carrying Value [Abstract]
Amortized cost	34,440
Fair value	34,440
Corporate debt securities
Cash and Cash Equivalents, at Carrying Value [Abstract]
Amortized cost	3,059
Fair value	$ 3,059